Principal Accounting Policies (Details 2) ¥ in Thousands, $ in Thousands, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥) item	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 EUR (€)
Revenue recognition
Number of revenue models used for PC-client game services | item	2
Practical expedients - financing component	true
Practical expedients - costs to obtain a contract	true
Cash, cash equivalents and time deposits
Cash at bank and demand deposits	¥ 14,498,157	$ 2,275,077			¥ 9,117,219
PRC subsidiaries and VIEs
Cash, cash equivalents and time deposits
Cash and cash equivalent and time deposits held by PRC subsidiaries and VIEs | ¥	¥ 40,500,000				¥ 23,600,000
Percentage of cash and cash equivalent and time deposits held by PRC subsidiaries and VIEs	44.40%	44.40%	44.40%	44.40%	27.20%	27.20%	27.20%	27.20%
Denominated in U.S. dollars
Cash, cash equivalents and time deposits
Cash at bank and demand deposits	¥ 2,540,300	$ 398,400			¥ 4,392,000	$ 673,100
Time deposits	43,654,400	$ 6,847,000			55,840,000	$ 8,558,000
Denominated in HK dollars
Cash, cash equivalents and time deposits
Cash at bank and demand deposits	74,600		$ 91.2		13,800		$ 16.4
Denominated in Euro
Cash, cash equivalents and time deposits
Cash at bank and demand deposits	¥ 29,300			€ 4.1	¥ 10,700			€ 1.3
Less than
Revenue recognition
Term of sublicenses of music contents	3 years
Term of advertising service contracts	3 months
Equal to or more than
Revenue recognition
Term of sublicenses of music contents	1 year